Accounts Receivable, Net (Details) - Schedule of allowance of doubtful accounts	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Allowance Of Doubtful Accounts Abstract
Beginning balance	¥ 682,905	$ 98,054	¥ 240,199
Addition	700,505	100,580	442,706
Write off	(198,082)	(28,441)
Ending balance	¥ 1,185,328	$ 170,193	¥ 682,905